UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21745
Eaton Vance Tax Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund                                        as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 0.6%
General Dynamics Corp.	66,702	$5,096,033
Honeywell International, Inc.	152,231	7,011,760
		$12,107,793
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	84,275	$4,024,131
Deutsche Post AG	295,340	8,884,566
Expeditors International of Washington, Inc.	60,642	2,505,727
FedEx Corp.	28,786	3,092,480
Yamato Holdings Co., Ltd.	115,701	1,858,131
		$20,365,035
Airlines — 0.0%
Japan Airlines Corp. (1)	335,000	$694,625
		$694,625
Auto Components — 0.4%
Bridgestone Corp.	72,000	$1,427,983
Cooper Tire and Rubber Co.	33,444	611,691
Johnson Controls, Inc.	39,177	3,706,928
NGK Spark Plug Co., Ltd.	20,000	372,453
NHK Spring Co., Ltd.	38,000	379,567
Stanley Electric Co., Ltd.	17,200	348,050
Sumitomo Rubber Industries, Inc.	25,000	272,333
Toyota Industries Corp.	9,000	423,718
		$7,542,723
Automobiles — 1.6%
DaimlerChrysler AG	221,780	$18,081,140
Harley-Davidson, Inc.	24,652	1,448,305
Honda Motor Co., Ltd.	120,700	4,197,500
Isuzu Motors, Ltd.	77,000	385,094
Mitsubishi Motors Corp. (1)	172,000	267,426
Nissan Motor Co., Ltd.	97,600	1,040,624
Toyota Motor Corp.	84,207	5,381,961
Volkswagen AG	21,183	3,167,899
		$33,969,949
Beverages — 0.9%
Brown-Forman Corp., Class B	9,015	$591,023
Carlsberg A/S	16,803	1,819,012
Heineken NV	30,199	1,573,416
Ito En, Ltd.	16,600	539,457
Kirin Brewery Company, Ltd.	68,000	979,587
Pepsi Bottling Group, Inc.	19,042	607,249

PepsiCo, Inc.	140,963	$8,959,608
Pernod-Ricard SA	8,806	1,784,266
Sapporo Holdings, Ltd.	153,000	1,072,629
Scottish & Newcastle PLC	35,190	415,422
Takara Holdings, Inc.	137,000	964,495
		$19,306,164
Biotechnology — 2.5%
Amgen, Inc. (1)	302,879	$16,924,879
Amylin Pharmaceuticals, Inc. (1)	33,302	1,244,163
Biogen Idec, Inc. (1)	204,749	9,086,761
CV Therapeutics, Inc. (1)	50,000	393,500
Genzyme Corp. (1)	43,104	2,587,102
Gilead Sciences, Inc. (1)	219,532	16,794,198
LifeCell Corp. (1)	61,774	1,542,497
Martek Biosciences Corp. (1)	12,388	255,441
Regeneron Pharmaceuticals, Inc. (1)	124,547	2,692,706
		$51,521,247
Building Products — 0.2%
Asahi Glass Co., Ltd.	156,497	$2,191,561
JS Group Corp.	25,600	552,561
Masco Corp.	37,357	1,023,582
Sanwa Shutter Corp.	78,000	483,716
		$4,251,420
Capital Markets — 2.5%
Bank of New York Co., Inc.	134,492	$5,453,651
Charles Schwab Corp.	43,252	791,079
E*Trade Financial Corp. (1)	31,960	678,191
Federated Investors, Inc., Class B	15,936	585,170
Franklin Resources, Inc.	66,123	7,989,642
Goldman Sachs Group, Inc.	7,200	1,487,736
Matsui Securities Co., Ltd. (1)	16,300	142,060
Merrill Lynch & Co., Inc.	85,000	6,941,950
Mitsubishi UFJ Securities Co., Ltd. (1)	36,000	408,180
Nikko Cordial Corp.	65,803	932,745
Nomura Holdings, Inc.	89,400	1,849,795
NYSE Euronext	17,935	1,710,238
UBS AG	373,582	22,174,320
		$51,144,757
Chemicals — 1.6%
Air Products and Chemicals, Inc.	9,559	$706,315
BASF AG	137,761	15,447,306
Daicel Chemical Industries, Ltd.	62,000	420,964
Dainippon Ink and Chemicals, Inc.	120,000	474,401
Dow Chemical Co.	73,566	3,373,737

E.I. du Pont de Nemours and Co.	19,328	$955,383
Eastman Chemical Co.	11,375	720,379
Ecolab, Inc.	16,822	723,346
Mitsubishi Chemical Holdings Corp.	35,000	296,848
Mitsubishi Gas Chem Co.	43,000	409,982
Nippon Kayaku Co., Ltd.	180,672	1,486,710
Nissan Chemical Industries, Ltd.	87,000	1,115,751
Nitto Denko Corp.	2,700	126,299
Rohm & Haas Co.	12,829	663,516
Shin-Etsu Chemical Co., Ltd.	71,400	4,335,573
Sumitomo Bakelite Co., Ltd.	39,000	280,628
Taiyo Nippon Sanso Corp.	72,000	647,516
Teijin, Ltd.	179,000	1,004,056
Tokuyama Soda Co. Ltd.	21,000	365,046
Zeon Corp.	24,000	246,041
		$33,799,797
Commercial Banks — 9.0%
ABN AMRO Holdings NV	422,512	$18,141,288
Banco Popular Espanol SA	81,170	1,673,246
Banco Santander Central Hispano SA	1,149,698	20,452,331
Bank of Fukuoka, Ltd.	32,000	254,857
Bank of Yokohama, Ltd.	113,000	838,345
Barclays PLC	1,274,463	18,011,865
Bayerische Hypo und Vereinsb Foreign	22,398	1,185,894
BNP Paribas SA	158,748	16,545,866
Comerica, Inc.	8,894	525,813
Commerzbank AG	48,772	2,146,926
DNB NOR ASA	105,036	1,469,691
First Horizon National Corp.	14,106	585,822
HSBC Holdings PLC	1,782,708	31,114,369
Huntington Bancshares, Inc.	22,759	497,284
Intesa Sanpaolo	1,213,354	9,189,572
Joyo Bank, Ltd.	37,000	229,785
KeyCorp	16,538	619,679
Lloyds TSB Group PLC	910,946	10,028,189
Marshall & Ilsley Corp.	36,714	1,700,225
Mizuho Financial Group, Inc.	81	519,282
Mizuho Trust & Banking Co., Ltd.	155,000	341,248
National City Corp.	168,516	6,277,221
Placer Sierra Bancshares	7,177	194,210
Regions Financial Corp.	16,786	593,721
Royal Bank of Scotland Group PLC	471,202	18,385,919
Societe Generale	99,169	17,086,914
Sterling Bancorp	25,916	469,080
Sumitomo Mitsui Financial Group, Inc.	105	948,725
Sumitomo Trust and Banking Co., Ltd.	185,955	1,925,411

Synovus Financial Corp.	19,321	$624,841
Wells Fargo & Co.	104,600	3,601,378
		$186,178,997
Commercial Services & Supplies — 1.1%
Adecco SA	28,437	$1,799,851
Avery Dennison Corp.	10,114	649,926
Cintas Corp.	136,477	4,926,820
Dai Nippon Printing Co., Ltd.	98,000	1,535,038
Donnelley (R.R) & Sons Co.	73,912	2,704,440
Equifax, Inc.	15,217	554,660
Experian Group, Ltd. (1)	49,527	570,548
Half (Robert) International, Inc.	15,815	585,313
PARK24 Co., Ltd.	21,200	283,813
Pitney Bowes, Inc.	36,173	1,641,892
Resources Connection, Inc. (1)	44,239	1,415,206
SECOM Co., Ltd. (1)	71,000	3,274,069
Serco Group PLC	144,136	1,299,467
Suez SA STRIP VVPR (1)	53,996	719
Waste Management, Inc.	18,690	643,123
		$21,884,885
Communications Equipment — 4.2%
Cisco Systems, Inc. (1)	999,233	$25,510,419
Corning, Inc. (1)	179,244	4,076,009
Harris Corp.	47,813	2,436,072
Motorola, Inc.	131,993	2,332,316
Nokia Oyi ADR	590,865	13,566,869
QUALCOMM, Inc.	729,121	31,104,302
Telefonaktiebolaget LM Ericsson	2,407,117	8,881,508
		$87,907,495
Computer Peripherals — 4.2%
Apple Computer, Inc. (1)	410,532	$38,142,528
Brocade Communications Systems, Inc. (1)	76,415	727,471
Dell, Inc. (1)	368,613	8,555,508
Diebold, Inc.	18,729	893,561
EMC Corp. (1)	279,905	3,876,684
Fujitsu, Ltd.	203,121	1,345,003
Hewlett-Packard Co.	247,871	9,949,542
International Business Machines Corp.	137,282	12,940,201
NEC Corp.	50,000	266,713
Palm, Inc. (1)	69,717	1,263,969
SanDisk Corp. (1)	93,871	4,111,550
Seagate Technology	129,847	3,025,435
Toshiba Corp.	187,431	1,245,552
		$86,343,717

Construction & Engineering — 0.2%
Chiyoda Corp.	67,000	$1,460,518
Fluor Corp.	8,474	760,287
JGC Corp.	64,000	1,044,884
Kajima Corp.	151,000	766,252
Nishimatsu Construction Co., Ltd.	97,000	312,574
		$4,344,515
Construction Materials — 0.1%
Holcim, Ltd.	118	$11,818
Sumitomo Osaka Cement Co., Ltd.	330,591	988,019
Vulcan Materials Co.	7,353	856,477
		$1,856,314
Consumer Finance — 0.3%
Capital One Financial Corp.	58,324	$4,401,129
Credit Saison Co., Ltd.	41,400	1,354,641
Orix Corp.	1,460	378,064
Mitsubishi UFJ NICOS Co., Ltd.	73,000	249,423
		$6,383,257
Containers & Packaging — 0.2%
Bemis Co., Inc.	21,337	$712,442
Temple-Inland, Inc.	28,051	1,675,767
Toyo Seikan Kaisha, Ltd.	71,300	1,429,478
		$3,817,687
Distributors — 0.0%
Genuine Parts Co.	12,278	$601,622
		$601,622
Diversified Consumer Services — 0.1%
H&R Block, Inc.	129,392	$2,722,408
		$2,722,408
Diversified Financial Services — 3.5%
Bank of America Corp.	301,765	$15,396,050
Chicago Mercantile Exchange Holdings, Inc.	7,160	3,812,414
CITGroup, Inc.	27,153	1,436,937
Citigroup, Inc.	379,082	19,462,070
Fortis	212,310	9,675,242
ING Groep NV	317,107	13,368,644
JPMorgan Chase & Co.	99,789	4,827,792
Moody’s Corp.	59,015	3,662,471
		$71,641,620
Diversified Telecommunication Services — 2.7%
AT&T Corp.	179,440	$7,075,319
Citizens Communications Co.	462,437	6,913,433

Deutsche Telekom AG	245,114	$4,044,693
Embarq Corp.	13,779	776,447
France Telecom SA	142,623	3,766,056
Telecom Italia SPA	1,284,354	3,166,183
Telefonica SA	936,051	20,655,701
Verizon Communications, Inc.	246,478	9,346,446
		$55,744,278
Electric Utilities — 1.7%
Duke Energy Corp.	208,933	$4,239,251
E. ON AG	54,239	7,357,792
Enel SPA	1,205,625	12,866,167
Fortum Oyj	49,786	1,444,836
Kyushu Electric Power Co., Inc.	13,400	380,123
PPL Corp.	44,342	1,813,588
Scottish and Southern Energy PLC	78,146	2,370,098
Scottish Power PLC	126,774	1,995,625
Tokyo Electric Power Co., Inc.	50,801	1,730,691
Union Fenosa SA	20,612	1,111,128
		$35,309,299
Electrical Equipment — 1.0%
ABB Ltd.	411,129	$7,041,362
Cooper Industries, Ltd., Class A	82,374	3,706,006
Emerson Electric Co.	193,032	8,317,749
Fuji Electric Holdings Co., Ltd.	217,000	1,001,300
Fujikura, Ltd.	105,000	735,772
Hitachi Cable, Ltd.	52,000	294,316
Ushio, Inc.	13,500	259,341
		$21,355,846
Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	73,937	$2,490,938
Anritsu Corp.	33,000	156,549
Dainippon Screen Mfg. Co. Ltd. Foreign	52,000	391,233
Hoya Corp.	11,700	385,770
Kyocera Corp.	73,234	6,866,534
Mabuchi Motor Co., Ltd.	7,700	475,181
Murata Manufacturing Co., Ltd.	6,400	463,886
Omron Corp.	11,800	316,012
Taiyo Yuden Co., Ltd.	24,000	496,763
TDK Corp.	66,700	5,763,408
		$17,806,274

Energy Equipment & Services — 0.6%
Halliburton Co.	182,089	$5,779,505
Schlumberger, Ltd.	30,905	2,135,536
Transocean, Inc. (1)	56,851	4,644,727
		$12,559,768
Food & Staples Retailing — 1.9%
Alliance Boots PLC	69,504	$1,400,447
Circle K Sunkus Co., Ltd.	16,500	307,099
CVS Corp.	273,973	9,353,438
Familymart Co., Ltd.	10,600	293,670
Koninklijke Ahold NV (1)	153,410	1,794,949
Lawson, Inc.	10,800	413,866
Matsumotokiyoshi Co., Ltd.	10,300	235,209
Metro AG	28,658	2,023,063
Safeway, Inc.	23,779	871,263
Seven and I Holdings Co., Ltd.	92,560	2,800,458
SUPERVALU, Inc.	17,345	677,669
Sysco Corp.	100,301	3,393,183
UNY Co., Ltd.	21,000	286,973
Walgreen Co.	92,732	4,255,472
Wal-Mart Stores, Inc.	249,063	11,693,508
		$39,800,267
Food Products — 2.2%
Campbell Soup Co.	17,968	$699,854
ConAgra Foods, Inc.	77,043	1,919,141
H.J. Heinz Co.	14,987	706,187
Hershey Co.	9,378	512,601
Kellogg Co.	11,886	611,297
Meiji Seika Kaisha, Ltd.	260,851	1,204,616
Morinaga & Co., Ltd.	483,079	1,131,587
Nestle SA	64,298	24,939,597
Nissin Food Products Co., Ltd.	11,700	427,605
Sara Lee Corp.	32,588	551,389
Tate & Lyle PLC	78,459	887,040
Toyo Suisan Kaisha, Ltd.	15,000	293,807
Unilever NV	402,049	11,701,033
		$45,585,754
Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	$2,139,423
Nicor, Inc.	12,565	608,397
Snam Rete Gas S.p.A	260,064	1,650,305
		$4,398,125

Health Care Equipment & Supplies — 1.0%
C.R. Bard, Inc.	7,942	$631,468
Gen-Probe, Inc. (1)	23,579	1,110,099
Hospira, Inc. (1)	13,029	532,886
Immucor, Inc. (1)	58,135	1,710,913
Intuitive Surgical, Inc. (1)	37,629	4,574,558
Medtronic, Inc.	134,465	6,596,853
Olympus Corp.	67,000	2,280,771
St. Jude Medical, Inc. (1)	13,530	508,863
Terumo Corp.	55,000	2,131,149
		$20,077,560
Health Care Providers & Services — 0.8%
Coventry Health Care, Inc. (1)	23,552	$1,320,090
Genesis HealthCare Corp. (1)	11,462	723,367
Humana, Inc. (1)	35,364	2,051,819
Manor Care, Inc.	22,330	1,213,859
McKesson Corp.	125,474	7,345,248
Quest Diagnostics, Inc.	19,560	975,457
Unitedhealth Group	42,000	2,224,740
		$15,854,580
Health Care Technology — 0.0%
IMS Health, Inc.	20,213	$599,518
		$599,518
Hotels, Restaurants & Leisure — 1.5%
Accor SA	26,214	$2,499,454
Carnival Corp.	126,018	5,905,204
Harrah’s Entertainment, Inc.	90,811	7,668,989
Starbucks Corp. (1)	230,561	7,230,393
Starwood Hotels & Resorts Worldwide, Inc.	54,114	3,509,293
Yum! Brands, Inc.	78,857	4,554,780
		$31,368,113
Household Durables — 1.0%
D.R. Horton, Inc.	65,363	$1,437,986
Daito Trust Construction Co., Ltd.	9,200	430,179
Fortune Brands, Inc.	36,182	2,851,865
Garmin, Ltd.	53,606	2,902,765
Makita Corp.	13,500	499,054
Pioneer Corp.	89,500	1,164,246
Sekisui House, Ltd.	159,639	2,473,705
Sharp Corp.	86,000	1,650,463
Snap-On, Inc.	15,120	727,272
Sony Corp.	68,300	3,444,974

Stanley Works	48,688	$2,695,368
Thomson	61,843	1,187,212
		$21,465,089
Household Products — 0.8%
Kao Corp.	114,654	$3,345,435
Procter & Gamble Co.	196,035	12,381,571
		$15,727,006
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	125,893	$8,069,741
		$8,069,741
Industrial Conglomerates — 2.6%
3M Co.	81,121	$6,200,078
General Electric Co.	673,171	23,803,327
Hankyu Hanshin Holdings, Inc.	71,000	428,153
Siemens AG	171,864	18,341,871
Tyco International, Ltd.	150,105	4,735,813
		$53,509,242
Insurance — 4.6%
ACE, Ltd.	78,172	$4,460,494
AFLAC, Inc.	68,355	3,216,786
Alleanza Asicurazioni SPA	121,297	1,546,233
Allstate Corp.	87,349	5,246,181
American International Group, Inc.	169,786	11,413,015
AON Corp.	190,061	7,214,716
AXA SA	428,404	18,154,996
Cincinnati Financial Corp.	12,917	547,681
CNP Assurances	9,407	1,096,969
Corporacion Mapfre S.A.	246,590	1,265,014
Fondiaria - Sai S.p.A	22,751	1,042,971
Lincoln National Corp.	19,628	1,330,582
Marsh & McLennan Cos., Inc.	83,242	2,438,158
Muenchener Rueckversicherungs-Gesellschaft AG	64,144	10,824,202
Prudential Financial, Inc.	32,559	2,938,775
Prudential PLC	723,059	10,183,460
Resolution PLC	96,239	1,170,340
Sompo Japan Insurance, Inc.	91,000	1,127,883
Storebrand ASA	141,807	2,248,800
T & D Holdings, Inc.	17,500	1,199,503
Trygvesta AS	22,648	1,863,754
Willis Group Holdings, Ltd.	9,036	357,645
XL Capital, Ltd., Class A	59,414	4,156,603
		$95,044,761

Internet & Catalog Retail — 0.5%
IAC/InterActiveCorp (1)	273,397	$10,309,801
		$10,309,801
Internet Software & Services — 2.9%
Akamai Technologies, Inc. (1)	81,879	$4,087,400
eAccess, Ltd.	454	300,934
eBay, Inc. (1)	417,326	13,834,357
Google, Inc., Class A (1)	60,763	27,839,176
VeriSign, Inc. (1)	146,768	3,686,812
Yahoo!, Inc. (1)	335,429	10,495,573
		$60,244,252
IT Services — 0.6%
CSK Holdings Corp.	55,800	$2,327,951
Electronic Data Systems Corp.	26,776	741,160
Infosys Technologies, Ltd. ADR	12,000	603,000
Itochu Techno-Science Corp.	5,400	257,491
MoneyGram International, Inc.	25,276	701,662
Nomura Research Institute, Ltd.	14,000	410,619
NTT Data Corp.	717	3,623,210
Obic Co., Ltd.	1,570	308,936
Satyam Computer Services, Ltd. ADR	171,090	3,883,743
		$12,857,772
Leisure Equipment & Products — 0.3%
Eastman Kodak Co.	20,370	$459,547
Fuji Photo Film Co., Ltd.	46,800	1,910,447
Hasbro, Inc.	26,234	750,817
Mattel, Inc.	31,709	874,217
Namco Bandai Holdings, Inc.	22,900	355,385
Nikon Corp.	97,000	2,031,803
Sankyo Co., Ltd.	4,500	196,878
Sega Sammy Holdings, Inc.	10,700	248,903
		$6,827,997
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$664,234
Thermo Fisher Scientific, Inc. (1)	25,584	1,196,052
		$1,860,286
Machinery — 1.5%
Amada Co., Ltd.	38,000	$432,128
Amano Corp.	26,000	316,008
Danaher Corp.	1,373	98,101
Deere & Co.	62,864	6,829,545
Dover Corp.	13,219	645,219
Eaton Corp.	46,216	3,861,809
Ebara Corp.	330,410	1,555,061

Fanuc, Ltd.	70,627	$6,530,961
Illinois Tool Works, Inc.	13,282	685,351
Japan Steel Works, Ltd.	135,000	1,613,907
Kawasaki Heavy Industries, Ltd.	209,000	879,872
Komatsu, Ltd.	93,000	1,943,831
Kurita Water Industries, Ltd.	14,700	353,328
Minebea Co., Ltd.	221,227	1,361,499
NSK, Ltd.	151,000	1,432,780
Pall Corp.	19,443	738,834
Parker Hannifin Corp.	8,874	765,915
Vallourec SA	4,292	1,099,065
		$31,143,214
Marine — 0.1%
Nippon Yusen KK	175,000	$1,397,497
		$1,397,497
Media — 2.5%
CBS Corp., Class B	87,263	$2,669,375
Comcast Corp., Class A (1)	624,426	16,203,855
Dow Jones & Co., Inc.	55,771	1,922,426
Fuji Television Network, Inc.	216	498,385
Idearc, Inc.	12,323	432,537
McGraw-Hill Cos., Inc.	67,277	4,230,378
Mediaset SPA	10,101	109,934
Meredith Corp.	10,553	605,637
Omnicom Group, Inc.	41,321	4,230,444
TiVo, Inc. (1)	242,835	1,542,002
Tribune Co.	62,000	1,990,820
Viacom, Inc., Class B (1)	74,912	3,079,632
Virgin Media, Inc.	135,057	3,410,189
Walt Disney Co.	214,837	7,396,838
Wolters Kluwer NV	38,299	1,144,944
XM Satellite Radio Holdings, Inc., Class A (1)	163,559	2,113,182
		$51,580,578
Metals & Mining — 2.2%
Alcan, Inc. ADR	41,646	$2,173,921
Alcoa, Inc.	49,548	1,679,677
Anglo American PLC	170,022	8,948,760
Boliden AB	68,066	1,496,261
Companhia Vale do Rio Doce ADR	108,078	3,997,805
Dowa Mining Co., Ltd.	143,791	1,452,107
Freeport-McMoRan Copper & Gold, Inc., Class B	48,646	3,219,879
Mitsui Mining & Smelting Co., Ltd.	45,000	245,631
Mittal Steel Co. NV	165,865	8,853,250
Nucor Corp.	10,537	686,275
Rio Tinto PLC	164,961	9,388,810

Sumitomo Metal Industries, Ltd.	296,613	$1,527,457
Sumitomo Metal Mining Co., Ltd.	98,000	1,880,586
Sumitomo Titanium Corp.	2,900	319,911
Toho Titanium	7,200	349,999
Toho Zinc Co., Ltd.	44,000	395,886
		$46,616,215
Multiline Retail — 1.4%
Dollar General Corp.	151,116	$3,196,103
Federated Department Stores, Inc.	151,948	6,845,257
Hankyu Department Stores	42,000	388,015
Karstadtquelle AG (1)	39,659	1,453,265
Marks & Spencer Group PLC	115,676	1,535,546
Nordstrom, Inc.	42,995	2,276,155
PPR SA	12,595	2,014,950
Ryohin Keikaku Co., Ltd.	3,600	226,200
Sears Holdings Corp. (1)	59,333	10,689,433
The Daimaru, Inc.	20,000	258,241
		$28,883,165
Multi-Utilities — 1.1%
Ameren Corp.	72,149	$3,629,095
Centrica PLC	281,371	2,139,562
KeySpan Corp.	14,259	586,758
NiSource, Inc.	161,910	3,957,080
PG&E Corp.	9,132	440,802
Public Service Enterprise Group, Inc.	56,822	4,718,499
Suez SA (1)	52,258	2,757,717
TECO Energy, Inc.	30,971	533,011
United Utilities PLC	115,769	1,719,213
Veolia Environnement	31,200	2,314,115
		$22,795,852
Office Electronics — 0.3%
Canon, Inc.	96,300	$5,160,465
Xerox Corp. (1)	38,686	653,407
		$5,813,872
Oil, Gas & Consumable Fuels — 7.7%
BP PLC	2,808,438	$30,255,339
Chevron Corp.	86,537	6,400,277
ConocoPhillips	144,488	9,875,755
El Paso Corp.	56,715	820,666
ENI SPA	407,272	13,206,790
Exxon Mobil Corp.	367,880	27,756,546
Frontline, Ltd.	1,075	37,365
Murphy Oil Corp.	10,642	568,283
Nippon Mining Holdings, Inc.	33,000	282,274

Parallel Petroleum Corp. (1)	128,392	$2,946,596
Royal Dutch Shell PLC, Class A	527,896	17,499,543
Royal Dutch Shell PLC, Class B	383,980	12,732,507
Ship Finance International, Ltd.	115	3,151
Showa Shell Sekiyu KK	119,900	1,461,591
TonenGeneral Sekiyu KK	42,000	467,072
Total SA	376,630	26,219,132
Williams Cos., Inc.	283,854	8,078,485
		$158,611,372
Paper and Forest Products — 0.2%
International Paper Co.	50,046	$1,821,674
Nippon Paper Group, Inc.	190	672,884
OJI Paper Co., Ltd.	164,000	866,359
		$3,360,917
Personal Products — 0.2%
Alberto-Culver Co.	11,849	$271,105
Beiersdorf AG	28,716	1,959,833
Herbalife, Ltd. (1)	21,454	840,782
Oriflame Cosmetics SA	32,734	1,262,094
		$4,333,814
Pharmaceuticals — 6.8%
Abbott Laboratories	212,635	$11,865,033
Allergan, Inc.	20,957	2,322,455
Astellas Pharma, Inc.	67,800	2,908,402
AstraZeneca PLC	200,545	10,775,492
Bristol-Myers Squibb Co.	330,336	9,170,127
Chugai Pharmaceuticals Co., Ltd.	70,000	1,763,409
Cypress Bioscience, Inc. (1)	25,169	191,284
Daiichi Sankyo Co., Ltd.	66,600	2,034,234
Eisai Co., Ltd.	84,346	4,034,086
Eli Lilly & Co.	28,000	1,503,880
GlaxoSmithKline PLC	920,920	25,336,396
Johnson & Johnson Co.	144,723	8,721,008
Novartis AG-REG	171,958	9,562,163
Pfizer, Inc.	607,609	15,348,203
Roche Holding AG	95,218	16,835,891
Sanofi-Synthelabo SA	139,738	12,116,418
Santen Pharmaceutical Co., Ltd.	18,900	484,513
Takeda Pharmaceutical Co., Ltd.	80,331	5,249,535
Tanabe Seiyaku Co., Ltd.	28,000	380,739
Valeant Pharmaceuticals International	50,787	878,107
		$141,481,375

Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	33,128	$871,598
Japan Real Estate Investment Corp.	50	661,269
Japan Retail Fund Investment Corp.	50	491,587
Nippon Building Fund, Inc.	56	925,180
Simon Property Group, Inc.	35,779	3,980,414
		$6,930,048
Real Estate Management & Development — 0.3%
Heiwa Real Estate Co., Ltd.	104,000	$696,624
LEOPALACE21 Corp.	8,200	270,210
Mitsubishi Estate Co., Ltd.	91,000	2,970,143
NTT Urban Development Corp.	170	395,770
Realogy Corp. (1)	31,509	932,982
Tokyo Tatemono Co., Ltd.	19,000	284,847
Tokyu Land Corp.	89,000	1,009,228
		$6,559,804
Road & Rail — 0.3%
Avis Budget Group, Inc. (1)	2,043	$55,815
CSX Corp.	48,354	1,936,578
East Japan Railway Co.	50	388,121
Kinetsu Corp.	91,000	285,553
Norfolk Southern Corp.	41,055	2,077,383
Tobu Railway Co., Ltd.	154,000	737,100
		$5,480,550
Semiconductors & Semiconductor Equipment — 3.9%
Advantest Corp.	128,800	$5,694,860
Analog Devices, Inc.	33,409	1,152,276
Applied Materials, Inc.	498,564	9,133,692
Atheros Communications, Inc. (1)	66,024	1,579,954
Elpida Memory, Inc. (1)	9,200	354,916
Intel Corp.	991,292	18,963,416
Intersil Corp., Class A	40,863	1,082,461
KLA-Tencor Corp.	154,838	8,255,962
LSI Logic Corp. (1)	56,168	586,394
Marvell Technology Group, Ltd. (1)	247,820	4,165,854
Maxim Integrated Products, Inc.	301,951	8,877,359
MEMC Electronic Materials, Inc. (1)	74,411	4,507,818
Microchip Technology, Inc.	56,000	1,989,680
Micron Technology, Inc. (1)	80,894	977,200
OC Oerlikon Corp. AG (1)	4,069	2,470,724
ROHM Co., Ltd.	2,400	216,726
Silicon Image, Inc. (1)	108,396	884,511
STMicroelectronics NV	100,381	1,927,315
Teradyne, Inc. (1)	63,431	1,049,149

Tessera Technologies, Inc. (1)	26,615	$1,057,680
Tokyo Electron, Ltd.	67,300	4,678,301
Veeco Instruments, Inc. (1)	23,763	463,379
		$80,069,627
Software — 4.5%
Autodesk, Inc. (1)	101,343	$3,810,497
CA, Inc.	43,249	1,120,582
Compuware Corp. (1)	58,560	555,734
Electronic Arts, Inc. (1)	118,496	5,967,459
Konami Corp.	85,700	2,281,542
Microsoft Corp.	1,734,000	48,326,580
NAVTEQ (1)	64,478	2,224,491
Nintendo Co., Ltd.	1,600	463,335
Oracle Corp. (1)	845,520	15,329,278
Oracle Corp.	10,800	516,946
Symantec Corp. (1)	598,288	10,350,382
Trend Micro, Inc. (1)	62,897	1,709,678
		$92,656,504
Specialty Retail — 1.1%
Abercrombie & Fitch Co., Class A	30,198	$2,285,385
Aoyama Trading Co., Ltd.	9,600	303,388
Bed Bath and Beyond, Inc. (1)	167,745	6,738,317
Best Buy Co., Inc.	74,789	3,643,720
Big 5 Sporting Goods Corp.	19,174	496,990
Fast Retailing Co., Ltd.	65,600	5,064,709
Inditex SA	39,946	2,486,202
Office Depot, Inc. (1)	17,560	617,058
Shimamura Co., Ltd.	2,400	262,558
Tiffany & Co.	13,839	629,398
TJX Companies, Inc.	25,596	690,068
Yamada Denki Co., Ltd.	4,300	398,084
		$23,615,877
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	22,000	$244,933
Coach, Inc. (1)	37,247	1,864,212
Compagnie Financiere Richemont AG, Class A	33,833	1,889,293
Hanesbrands, Inc. (1)	4,073	119,705
Nike, Inc., Class B	33,075	3,514,550
Onward Kashiyama Company, Ltd.	24,000	332,237
Swatch Group AG, Class B	6,168	1,626,517
Toyobo Co., Ltd.	298,000	883,220
Unitika, Ltd.	158,000	218,616
		$10,693,283

Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.	19,114	$642,995
Fannie Mae	68,964	3,764,055
PFF Bancorp, Inc.	52,597	1,595,267
Washington Mutual, Inc.	21,787	879,759
		$6,882,076
Tobacco — 1.2%
Altadis SA	29,497	$1,885,188
Altria Group, Inc.	127,887	11,229,757
Gallaher Group PLC	87,651	1,947,165
Imperial Tobacco Group PLC	46,553	2,081,054
Reynolds American, Inc.	73,886	4,611,225
Swedish Match AB	64,387	1,144,694
UST, Inc.	28,896	1,675,390
		$24,574,473
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	70,000	$689,954
Marubeni Corp.	49,000	296,210
Mitsui and Co., Ltd.	163,962	3,079,590
Toyota Tsusho Corp.	59,791	1,518,094
		$5,583,848
Transportation Infrastructure — 0.1%
Societe des Autoroutes Paris-Rhin-Rhone	19,885	$1,807,152
		$1,807,152
Water Utilities — 0.1%
Kelda Group PLC	87,371	$1,610,796
Severn Trent PLC	34,758	977,770
		$2,588,566
Wireless Telecommunication Services — 2.1%
Alltel Corp.	97,000	$6,014,000
Bouygues SA	28,071	2,166,854
KDDI Corp.	630	5,001,719
NII Holdings, Inc. (1)	100,807	7,477,863
NTT DoCoMo, Inc.	148	272,105
Softbank Corp. (1)	165,598	4,232,944
Vodafone Group PLC	7,254,451	19,333,340
		$44,498,825
Total Common Stocks (identified cost $1,817,087,315)		$2,102,719,860

Preferred Stocks — 0.1%

Security	Shares	Value
Automobiles — 0.1%
Volkswagen AG	5,292	$540,888
		$540,888
Total Preferred Stocks (identified cost $242,206)		$540,888
Total Investments — 101.6% (identified cost $1,817,329,521)		$2,103,260,748

Covered Call Options Written — (2.3)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Eurotop 100 Index, Expires 4/17/07, Strike 301	23,426	$9,448,877	$(27,584,583)
Nasdaq 100 Index, Expires 4/21/07, Strike 1,775	457	1,013,854	(1,284,170)
Nasdaq 100 Index, Expires 4/21/07, Strike 1,785	708	1,850,626	(1,649,640)
Nasdaq 100 Index, Expires 4/21/07, Strike 1,800	1,441	2,419,688	(2,247,960)
Nikkei Index, Expires 4/13/07, Strike 17,100	1,477,336	3,294,755	(4,392,268)
S&P 500 Index, Expires 4/21/07, Strike 1,400	1,613	2,732,390	(5,484,200)
S&P 500 Index, Expires 4/21/07, Strike 1,415	286	513,942	(637,780)
S&P 500 Index, Expires 4/21/07, Strike 1,420	2,461	3,477,056	(4,626,680)
S&P 500 Index, Expires 4/21/07, Strike 1,435	538	967,378	(618,700)
Total Covered Call Options Written (premiums received $25,718,566)			$(48,525,981)
Other Assets, Less Liabilities — 0.7%			$15,902,765
Net Assets — 100.0%			$2,070,637,532

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Total Investments	Value
United States	52.6%	$1,106,433,211
United Kingdom	10.7%	226,043,990
Japan	10.3%	217,582,752
France	5.4%	112,617,856
Germany	4.5%	95,459,337
Switzerland	4.2%	88,351,536
Netherlands	3.6%	76,004,383
Spain	2.5%	51,668,234
Italy	2.0%	42,778,156
Cayman Islands	0.9%	19,190,024
Finland	0.7%	15,011,705
Bermuda	0.6%	13,005,835
Sweden	0.5%	11,522,463
Belgium	0.5%	9,675,242
Other countries, less than 0.4% each	1.0%	17,916,024
	100.0%	$2,103,260,748

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,817,877,043
Gross unrealized appreciation	$337,317,794
Gross unrealized depreciation	(51,934,089)
Net unrealized appreciation	$285,383,705

The net unrealized depreciation on foreign currency at March 31, 2007 was $2,859,448.

A summary of financial instruments at March 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement			Net Unrealized
Date(s)	In Exchange For	Deliver	Appreciation
4/19/07	Euro	United States Dollar
	150,000,000	198,841,850	$958,642
5/17/07	Euro	United States Dollar
	140,000,000	185,862,250	826,258
			$1,784,900

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
4/02/07	Japanese Yen	United States Dollar
	9,980,109	84,299	$(347)
4/19/07	Euro	United States Dollar
	150,000,000	199,900,500	100,008
5/17/07	Euro	United States Dollar
	140,000,000	181,887,800	(4,800,708)
			$(4,701,047)

Written call option activity for the three months ended March 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,542,382	$25,179,301
Options written	4,544,673	76,597,116
Options closed	(4,555,639)	(68,919,549)
Options expired	(23,150)	(7,138,302)
Outstanding, end of period	1,508,266	$25,718,566

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 18, 2007